Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (thousands)(7)	Pre-tax Income (Loss) (thousands)(8)	Change in Pre-tax Income (Loss) (thousands)(9)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2025	$9,101,150	$5,397,601	$4,056,133	$2,885,619	$892.65	$209.18	$570,187	$694,480	$(35,221)
2024	4,856,540	5,739,343	3,330,122	2,993,399	657.28	172.55	593,476	729,701	(186,916)
2023	12,451,504	6,264,698	5,803,145	3,242,236	517.95	139.02	738,847	916,617	(192,850)
2022	22,596,130	7,877,373	10,110,209	3,845,252	476.32	120.82	891,637	1,109,467	21,104
2021	12,655,214	12,757,145	6,368,921	6,688,585	299.72	109.36	862,473	1,088,363	1,241,767

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for William Dillard, II (our Chief Executive Officer and principal executive officer) for each corresponding year in the “Total Compensation” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to William Dillard, II, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dillard during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dillard’s total compensation for fiscal 2025 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Exclusion of Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to CEO
2025	$9,101,150	$(253,182)	$253,182	$(4,428,058)	$724,509	$5,397,601

(a)
Reflects the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for fiscal 2025. The Company did not issue option awards for the year reported.

(b)
As disclosed in the Equity-Based Compensation section of our “Compensation Discussion and Analysis,” the equity awards granted to our NEOs are granted pursuant to the Stock Bonus Plan. Such awards have no vesting requirements and are treated as having “vested” upon grant for purposes of our Option Exercises and Stock Vested table. Accordingly, we have determined that for purposes of calculating equity award adjustments above, the equity awards made pursuant to the Stock Bonus Plan will be deemed to have been granted and vested in the same year and such fair values will be identical to the fair values of the awards reported in the Stock Awards columns of the Summary Compensation Table for fiscal 2025.

(c)
Reflects the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for fiscal 2025.
(d)
The total pension benefit adjustments for fiscal 2025 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Dillard during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$724,509	$—	$724,509

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding William Dillard, II, who has served as our CEO since 1997) (the “Non-CEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Alex Dillard, Mike Dillard, Drue Matheny, Chris B. Johnson and Phillip R. Watts.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-CEO NEOs for the applicable year to determine the compensation actually paid, using the same methodology described above in Footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Reported Change in the Actuarial Present Value of Pension Benefits(c)	Average Pension Benefit Adjustment(d)	Average Compensation Actually Paid to Non-CEO NEOs
2025	$4,056,133	$(128,612)	$128,612	$(1,622,980)	$452,466	$2,885,619

(a)
Reflects the average grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for fiscal 2025. The Company did not issue option awards for the year reported.

(b)
The equity award adjustments for the Non-CEO NEOs are calculated in the same manner as those of our CEO, as discussed in Footnote 2(b) above.

(c)
Reflects the average amounts for the Non-CEO NEOs reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for fiscal 2025.

(d)
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2025	$452,466	$—	$452,466

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Apparel Retailers which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended January 31, 2026.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Pre-tax Income (Loss) is defined as the Company’s income (loss) before income tax provision. The Company has determined that Pre-tax Income (Loss) and the Change in Pre-tax Income (Loss) are the financial performance measures that, in the Company’s assessment, represent the most important performance measures (that are not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

(9)
Change in Pre-tax Income (Loss) is defined as the change in the Company’s Pre-tax Income (Loss) in the current year compared to the Company’s Pre-tax Income (Loss) for the immediately preceding year. Only increases in positive Pre-tax Income are used in determining compensation actually paid to the Company’s NEOs. The Company has determined that Pre-tax Income (Loss) and the Change in Pre-tax Income (Loss) are the financial performance measures that, in the Company’s assessment, represent the most important performance measures (that are not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Pre-tax Income (Loss)
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for William Dillard, II (our Chief Executive Officer and principal executive officer) for each corresponding year in the “Total Compensation” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding William Dillard, II, who has served as our CEO since 1997) (the “Non-CEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Alex Dillard, Mike Dillard, Drue Matheny, Chris B. Johnson and Phillip R. Watts.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Apparel Retailers which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended January 31, 2026.

PEO Total Compensation Amount	$ 9,101,150	$ 4,856,540	$ 12,451,504	$ 22,596,130	$ 12,655,214
PEO Actually Paid Compensation Amount	$ 5,397,601	5,739,343	6,264,698	7,877,373	12,757,145
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to William Dillard, II, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dillard during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dillard’s total compensation for fiscal 2025 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Exclusion of Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to CEO
2025	$9,101,150	$(253,182)	$253,182	$(4,428,058)	$724,509	$5,397,601

(a)
Reflects the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for fiscal 2025. The Company did not issue option awards for the year reported.

(b)
As disclosed in the Equity-Based Compensation section of our “Compensation Discussion and Analysis,” the equity awards granted to our NEOs are granted pursuant to the Stock Bonus Plan. Such awards have no vesting requirements and are treated as having “vested” upon grant for purposes of our Option Exercises and Stock Vested table. Accordingly, we have determined that for purposes of calculating equity award adjustments above, the equity awards made pursuant to the Stock Bonus Plan will be deemed to have been granted and vested in the same year and such fair values will be identical to the fair values of the awards reported in the Stock Awards columns of the Summary Compensation Table for fiscal 2025.

(c)
Reflects the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for fiscal 2025.
(d)
The total pension benefit adjustments for fiscal 2025 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Dillard during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$724,509	$—	$724,509

Non-PEO NEO Average Total Compensation Amount	$ 4,056,133	3,330,122	5,803,145	10,110,209	6,368,921
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,885,619	2,993,399	3,242,236	3,845,252	6,688,585
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-CEO NEOs for the applicable year to determine the compensation actually paid, using the same methodology described above in Footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Reported Change in the Actuarial Present Value of Pension Benefits(c)	Average Pension Benefit Adjustment(d)	Average Compensation Actually Paid to Non-CEO NEOs
2025	$4,056,133	$(128,612)	$128,612	$(1,622,980)	$452,466	$2,885,619

(a)
Reflects the average grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for fiscal 2025. The Company did not issue option awards for the year reported.

(b)
The equity award adjustments for the Non-CEO NEOs are calculated in the same manner as those of our CEO, as discussed in Footnote 2(b) above.

(c)
Reflects the average amounts for the Non-CEO NEOs reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for fiscal 2025.

(d)
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2025	$452,466	$—	$452,466

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The Company used fewer than three financial measures to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to company performance. Accordingly, the list below provides all such measures that were used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year:
•
Pre-tax Income (Loss)

•
Positive Changes in Pre-tax Income (Loss)

Total Shareholder Return Amount	$ 892.65	657.28	517.95	476.32	299.72
Peer Group Total Shareholder Return Amount	209.18	172.55	139.02	120.82	109.36
Net Income (Loss)	$ 570,187,000	$ 593,476,000	$ 738,847,000	$ 891,637,000	$ 862,473,000
Company Selected Measure Amount	694,480,000	729,701,000	916,617,000	1,109,467,000	1,088,363,000
PEO Name	William Dillard, II
Pension Benefits Adjustments, Footnote
(d)
The total pension benefit adjustments for fiscal 2025 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Dillard during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$724,509	$—	$724,509
(d)
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2025	$452,466	$—	$452,466

Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax Income (Loss)
Non-GAAP Measure Description
(8)
Pre-tax Income (Loss) is defined as the Company’s income (loss) before income tax provision. The Company has determined that Pre-tax Income (Loss) and the Change in Pre-tax Income (Loss) are the financial performance measures that, in the Company’s assessment, represent the most important performance measures (that are not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	(35,221,000)	(186,916,000)	(192,850,000)	21,104,000	1,241,767,000
Name	Positive Changes in Pre-tax Income (Loss)
Non-GAAP Measure Description
(9)
Change in Pre-tax Income (Loss) is defined as the change in the Company’s Pre-tax Income (Loss) in the current year compared to the Company’s Pre-tax Income (Loss) for the immediately preceding year. Only increases in positive Pre-tax Income are used in determining compensation actually paid to the Company’s NEOs. The Company has determined that Pre-tax Income (Loss) and the Change in Pre-tax Income (Loss) are the financial performance measures that, in the Company’s assessment, represent the most important performance measures (that are not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,428,058)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	724,509
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	724,509
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,182)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	253,182
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,622,980)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	452,466
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	452,466
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,612)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 128,612